Expenses by Nature - Schedule of Expense by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Expense By Nature [Abstract]
Employee benefit costs	$ 6,468	$ 6,034	$ 5,612
Depreciation and amortization charges	287	289	254
Travelling costs	348	310	333
Cost of technical sub-contractors	860	666	571
Cost of software packages for own use	133	138	118
Third party items bought for service delivery to clients	231	152	120
Operating lease payments	83	82	73
Consultancy and professional charges	189	162	114
Communication costs	67	76	82
Repairs and maintenance	188	174	191
Rates and Taxes	27	25	22
Provision for post-sales client support		22	12
Power and fuel	32	32	34
Commission to non-whole time directors	1	1	2
Branding and marketing expenses	69	47	51
Impairment loss recognized/(reversed) under expected credit loss model	35	11	21
Insurance charges	10	9	8
Contribution towards Corporate Social Responsibility	38	24	34
Others	37	26	36
Total cost of sales, selling and marketing expenses and administrative expenses	$ 9,103	$ 8,280	$ 7,688